Subsequent Events (Details) In Thousands, except Share data, unless otherwise specified				0 Months Ended					12 Months Ended						0 Months Ended				12 Months Ended		0 Months Ended
	Apr. 09, 2013 NQ Guotai [Member]	Dec. 31, 2012 NQ Guotai [Member] USD ($)	Dec. 31, 2012 NQ Guotai [Member] CNY	Jan. 31, 2013 Beijing Feiliu [Member] Beijing Fanyue [Member] USD ($)	Jan. 31, 2013 Beijing Feiliu [Member] Beijing Fanyue [Member] CNY	Apr. 09, 2013 Tianjin Qingyun [Member] NQ Guotai [Member]	Apr. 09, 2013 Wangqin Guotai (Beijing) Capital Fund Management Ltd [Member] NQ Guotai [Member] USD ($)	Apr. 09, 2013 Wangqin Guotai (Beijing) Capital Fund Management Ltd [Member] NQ Guotai [Member] CNY	Dec. 31, 2012 Employees [Member]	Dec. 31, 2011 Employees [Member]	Dec. 31, 2010 Employees [Member]	Dec. 31, 2012 Non-employee consultants [Member]	Dec. 31, 2011 Non-employee consultants [Member]	Dec. 31, 2010 Non-employee consultants [Member]	Jan. 02, 2013 Stock Options [Member] Employees [Member]	Jan. 02, 2013 Stock Options [Member] Significant business partner [Member]	Jan. 02, 2013 Stock Options [Member] Non-employee consultants [Member]	Jul. 10, 2012 Stock Options [Member] Non-employee consultants [Member]	Dec. 31, 2012 Restricted Shares [Member]	Dec. 31, 2011 Restricted Shares [Member]	Jan. 02, 2013 Restricted Shares [Member] Non-employee consultants [Member] USD ($)	Jan. 02, 2013 Restricted Shares [Member] Employees and directors [Member] USD ($)	Feb. 19, 2013 Restricted Shares [Member] One executive officer of NQ US [Member] USD ($)
Subsequent Event [Line Items]
Number of options granted									3,535,450	15,657,942	12,184,000	450,000	2,337,500	1,780,000	5,062,000	250,000	725,000	200,000
Number of shares granted																			47,973,506	1,075,000	2,650,000	425,000	189,105
Restricted shares granted, value																					$ 3,196	$ 513	$ 250
Percentage of equity interest to be acquired according to agreement				51.00%	51.00%
Purchase consideration, cash payment				89	551
Purchase consideration, number of shares				2,828,511	2,828,511
Percentage of equity interest transferred from Beijing WuYue Tianxia Investment Consulting Ltd						0.50%
Contributed capital		$ 10,359	65,000				$ 319	2,000
Percentage of equity interest in equity method investee	49.505%	49.50%	49.50%